Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 1,836,364
Dividend income	263,601
Other interest	31,850
Total investment gain	2,131,815
Contributions:
Employee	681,297
Rollover	40,037
Employer	268,413
Total contributions	989,747
Interest on notes receivable from participants	14,596
Total additions	3,136,158
Deductions:
Distributions to participants	985,104
Administrative expenses	65,046
Total deductions	1,050,150
Net increase in net assets	2,086,008
Net assets available for benefits, beginning of year	13,576,288
Net assets available for benefits, end of year	$ 15,662,296